Fair Value Measurements and Hedging - Fair value on a recurring basis - Quoted Prices in Active Markets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current liability portion	$ 3,711	$ 1,939
Derivatives, non-current liability portion	603	2,265
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	1,769	212
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Forward Freight Agreements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current liability portion	1,701	212
Derivatives, non-current liability portion	$ 68	$ (0)